Income from operations - Sales composition (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income from operations [Abstract]
Goods	€ 12,198	€ 12,419	€ 12,139
Services	5,003	4,926	4,878
Royalties	466	434	419
Total sales from contracts with customers	17,667	17,779	17,435
Sales from other sources	354	390	391
Total sales	€ 18,021	€ 18,169	€ 17,827